Net Financial Income and Costs	12 Months Ended
Dec. 31, 2024
Net Financial Income and Costs
Net Financial Income and Costs

13. Net Financial Income and Costs

An analysis of financial income and financial costs is as follows:

	For the year ended
	December 31,
	2022	2023	2024
Financial income
Financial income	2,363	7,612	190
Total financial income	2,363	7,612	190
Financial costs
Amortization and write-off of deferred loan issuance costs	4,794	8,878	—
Interest expense on loans	40,879	53,694	—
Interest expense on leases	1,668	3,785	4,662
Commitment fees	68	—	—
Other financial costs including bank commissions	230	703	168
Total financial costs	47,639	67,060	4,830

In the year ended December 31, 2023, an amount of $5,831 representing the write-off of the unamortized deferred loan issuance costs in connection with the termination of all the Partnership’s loans (Note 7) was included in Amortization and write-off of deferred loan issuance costs (December 31, 2022: $654 in connection with the termination of the GAS-twenty Ltd. and the GAS-twenty one Ltd. advances of GasLog Partners $260.3M Facility and GasLog Partners $193.7M Facility).